Retirement Benefit Plans - Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	$ (790)	$ (880)
0.5% decrease	836	932
Expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	904	1,000
0.5% decrease	$ (862)	$ (953)